Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Aug. 02, 2015
Equity [Abstract]
Components Of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of Accumulated other comprehensive income (loss) consisted of the following:

	Foreign Currency Translation Adjustments(1)	Gains (Losses) on Cash Flow Hedges(2)	Pension and Postretirement Benefit Plan Adjustments(3)	Total Accumulated Comprehensive Income (Loss)
Balance at July 28, 2013	$170	$5	$5	$180
Other comprehensive income (loss) before reclassifications	(7)	(8)	—	(15)
Amounts reclassified from accumulated other comprehensive income (loss)	(19)	—	(1)	(20)
Net current-period other comprehensive income (loss)	(26)	(8)	(1)	(35)
Balance at August 3, 2014	$144	$(3)	$4	$145
Other comprehensive income (loss) before reclassifications	(310)	(2)	—	(312)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	(1)	(1)
Net current-period other comprehensive income (loss)	(310)	(2)	(1)	(313)
Balance at August 2, 2015	$(166)	$(5)	$3	$(168)
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(1)
Included a tax expense of $6 as of August 2, 2015, $7 as of August 3, 2014, and $9 as of July 28, 2013. The amount reclassified from other comprehensive income was related to the divestiture of the European simple meals business and was included in Earnings (loss) from discontinued operations.

(2)	Included a tax benefit of $5 as of August 2, 2015, $1 as of August 3, 2014, and a tax expense of $3 as of July 28, 2013.

(3)	Included a tax expense of $1 as of August 2, 2015, $2 as of August 3, 2014, and $3 as of July 28, 2013.

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The amounts reclassified from Accumulated other comprehensive income (loss) consisted of the following:

Details about Accumulated Other Comprehensive Income (Loss) Components	2015	2014	2013	Location of (Gain) Loss Recognized in Earnings
(Gains) losses on cash flow hedges:
Foreign exchange forward contracts	$(4)	$(4)	$1	Cost of products sold
Foreign exchange forward contracts	(1)	1	(1)	Other expenses / (income)
Forward starting interest rate swaps	4	3	4	Interest expense
Total before tax	(1)	—	4
Tax expense (benefit)	1	—	(1)
(Gain) loss, net of tax	$—	$—	$3

Pension and postretirement benefit adjustments:
Prior service credit	$(2)	$(2)	$(2)	(1)
Tax expense (benefit)	1	1	1
(Gain) loss, net of tax	$(1)	$(1)	$(1)
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(1)	This is included in the components of net periodic benefit costs (see Note 11 for additional details).